MATERIAL PARTLY-OWNED SUBSIDIARIES - Summarized Financial Information of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized statements of comprehensive income
Revenue	$ 425,772	$ 433,893	$ 476,659
Profit/(loss) before tax	464	7,565	(9,857)
Income tax (expense)/benefit	162	2,808	(1,345)
Profit/(loss) for the year	302	4,757	(8,512)
Other comprehensive income/(loss)	3,175	(10,003)	(13,994)
Total comprehensive income/(loss) for the year, net of tax	3,477	(5,246)	(22,506)
(Loss)/profit attributable to non-controlling interests	(3,565)	883	(5,870)
Summarized balance sheets
Current assets	294,950	299,525
Non-current assets	71,714	71,494
Current liabilities	(140,573)	(133,599)
Non-current liabilities	(11,470)	(25,992)
Equity attributable to:
Equity holders of the parent	157,059	151,595
Non-controlling interests	57,562	59,833
Summarized cash flow information
Operating	(6,090)	6,566	(41,612)
Investing	(4,860)	(2,655)	(6,153)
Financing	(5,505)	9,630	42,412
Effect of changes in exchange rate on cash	408	(2,036)	(4,372)
Net (decrease) increase in cash and cash equivalents	(16,047)	11,505	(9,725)
CTW consolidated
Summarized statements of comprehensive income
Revenue	166,933	171,845	198,316
Profit/(loss) before tax	(7,587)	2,153	(16,535)
Income tax (expense)/benefit	39	420	(4,223)
Profit/(loss) for the year	(7,626)	1,733	(12,312)
Other comprehensive income/(loss)	3,252	(4,537)	(12,688)
Total comprehensive income/(loss) for the year, net of tax	(4,374)	(2,804)	(25,000)
(Loss)/profit attributable to non-controlling interests	(3,742)	850	(6,041)
Dividends paid to non-controlling interests	285	563	2,815
Summarized balance sheets
Current assets	127,780	128,230
Non-current assets	48,748	49,496
Current liabilities	(61,226)	(46,681)
Non-current liabilities	(5,893)	(16,677)
Total equity	109,409	114,368
Equity attributable to:
Equity holders of the parent	55,722	58,248
Non-controlling interests	53,687	56,120
Summarized cash flow information
Operating	(11,954)	7,389	(37,071)
Investing	(1,418)	(719)	(2,431)
Financing	(144)	(7,726)	41,740
Effect of changes in exchange rate on cash	27	(1,045)	(3,312)
Net (decrease) increase in cash and cash equivalents	$ (13,489)	$ (2,101)	$ (1,074)